INCOME TAXES - Additional Information (Detail)	12 Months Ended						12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Unrecognized Tax Benefit USD ($)	Mar. 31, 2012 Unrecognized Tax Benefit JPY (¥)	Mar. 31, 2012 Annual Reporting Period Commencing April One Twenty Twelve to March Thirty First Twenty Fifteen	Mar. 31, 2012 Annual Reporting Period Commencing April One Twenty Fifteen
Income Taxes [Line Items]
National Corporate tax	30.00%	30.00%	30.00%	30.00%
Inhabitant tax	5.60%	5.60%	5.60%	5.60%
Deductible Enterprise tax	7.90%	7.90%	7.90%	7.90%
Statutory income tax rate	40.30%	40.30%	40.30%	40.30%			37.70%	35.40%
Deferred tax adjustment related to tax rate change		¥ 507,000,000
Effect of foreign tax rate differential	54,390,000	4,460,000,000	4,904,000,000	4,763,000,000
Effective tax rate	30.20%	30.20%	29.20%	32.70%
Percentage of decrease of tax expense	10.10%	10.10%	11.10%	(760.00%)
Decrease of tax expense due to "tax sparing"	5,878,000	482,000,000	367,000,000	232,000,000
Percentage of decrease of tax expense due to "tax sparing"	(1.00%)	(1.00%)	(0.90%)	(0.70%)
Deferred income tax assets, valuation allowance associated with net operating loss	6,793,000	557,000,000
Net operating loss carryforwards	38,780,000	3,180,000,000
Foreign tax credit carryforwards	1,744,000	143,000,000
Foreign tax credit carryforwards expiry	1 year	1 year
Unrecognized tax benefits of undistributed earnings of foreign subsidiaries	$ 4,439,000	¥ 364,000,000	¥ 371,000,000		$ 2,066,707,000	¥ 169,470,000,000